Cover	Sep. 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2022
Current Fiscal Year End Date	--09-30
Entity File Number	000-51638
Entity Registrant Name	GulfSlope Energy, Inc.
Entity Central Index Key	0001341726
Entity Tax Identification Number	16-1689008
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1000 Main Street
Entity Address, Address Line Two	Suite 2300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	(281)
Local Phone Number	918-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock , par value $0.001 per share
Trading Symbol	GSPE
Entity Emerging Growth Company	false